Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 83,609	¥ 100,545
Deferred tax assets (Non-current investments and other assets)	331,633	274,048
Other current liabilities
Other long-term liabilities	(1,858)	(1,421)
Net deferred tax assets	¥ 413,384	¥ 373,172